Share Capital and Dividends - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares) | shares		(53,987)
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 3.10	$ 3.85
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	3,172,289	2,623,542
Granted (in shares) | shares	755,000	970,500
Forfeited (in shares) | shares	(130,163)	(137,151)
Expired (in shares) | shares	(115,813)	(230,615)
Exercised (in shares) | shares	(156,132)	(53,987)
Ending balance (in shares) | shares	3,525,181	3,172,289
Exercisable at year end (in shares) | shares	1,580,444	1,513,789
Beginning balance (in CAD per option) | $ / shares	$ 3.72	$ 3.80
Granted (in CAD per option) | $ / shares	2.26	3.63
Forfeited (in CAD per option) | $ / shares	4.93	4.88
Expired (in CAD per option) | $ / shares	5.93	3.66
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	1.92	3.10
Ending balance (in CAD per option) | $ / shares	3.37	3.72
Exercisable at year end (in CAD per option) | $ / shares	$ 3.44	$ 3.43